Share Capital (Details) - Schedule stock options outstanding	6 Months Ended
Jun. 30, 2022 $ / shares shares
Stock Options [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	1,195,567
Number of options exercisable	402,443
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4.86
Remaining contractual life (years)	4 years 5 months 1 day
Stock Options [Member] | 24-Jul-17 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	7,929
Number of options exercisable	7,929
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 79
Expiry date	24-Jul-22
Remaining contractual life (years)	25 days
Stock Options [Member] | 24-Dec-18 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	12,896
Number of options exercisable	12,896
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 57
Expiry date	24-Dec-23
Remaining contractual life (years)	1 year 5 months 23 days
Stock Options [Member] | 15-Jan-19 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	828
Number of options exercisable	828
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 57
Expiry date	15-Jan-24
Remaining contractual life (years)	1 year 6 months 18 days
Stock Options [Member] | 21-Mar-19 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	12,345
Number of options exercisable	12,345
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 63
Expiry date	21-Mar-24
Remaining contractual life (years)	1 year 8 months 23 days
Stock Options [Member] | 1-Jan-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	2,069
Number of options exercisable	2,069
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 57
Expiry date	1-Jan-24
Remaining contractual life (years)	1 year 6 months
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	95,000
Number of options exercisable	83,125
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6
Expiry date	15-Nov-30
Remaining contractual life (years)	8 years 4 months 17 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	161,500
Number of options exercisable	141,313
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6
Expiry date	15-Nov-25
Remaining contractual life (years)	3 years 4 months 17 days
Stock Options [Member] | 2-Jan-21 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	57,000
Number of options exercisable	42,750
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	2-Jan-26
Remaining contractual life (years)	3 years 6 months 3 days
Stock Options [Member] | 2-Jan-21 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	5,000
Number of options exercisable	3,750
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	2-Jan-31
Remaining contractual life (years)	7 years 6 months 3 days
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	14,500
Number of options exercisable	12,688
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	18-Jan-26
Remaining contractual life (years)	3 years 6 months 18 days
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	1,500
Number of options exercisable	1,500
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	31-Aug-22
Remaining contractual life (years)	2 months 1 day
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	10,000
Number of options exercisable	10,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	29-Oct-22
Remaining contractual life (years)	3 months 29 days
Stock Options [Member] | 1-Jan-22 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	20,000
Number of options exercisable	5,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4
Expiry date	29-Oct-26
Remaining contractual life (years)	4 years 3 months 29 days
Stock Options [Member] | 13-Apr-22 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	795,000
Number of options exercisable	66,250
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1.1
Expiry date	13-Apr-27
Remaining contractual life (years)	4 years 9 months 14 days
Restricted Share Units [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of RSU’s outstanding	3,075,000
Number of RSU’s exercisable	1,068,750
Weighted Average Issue Price (in Dollars per share) | $ / shares	$ 1.05
Restricted Share Units [Member] | 09-Mar-22 [Memebr]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of RSU’s outstanding	2,250,000
Number of RSU’s exercisable	750,000
Weighted Average Issue Price (in Dollars per share) | $ / shares	$ 1.03
Restricted Share Units [Member] | 13-Apr-22 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of RSU’s outstanding	825,000
Number of RSU’s exercisable	318,750
Weighted Average Issue Price (in Dollars per share) | $ / shares	$ 1.1
Agents’ Options [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	880,709
Number of options exercisable	445,926
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 5.05
Remaining contractual life (years)	3 years 9 months 14 days
Agents’ Options [Member] | 28-Jul-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	1,702
Number of options exercisable	1,702
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 20.49
Expiry date	28-Jul-22
Remaining contractual life (years)	29 days
Agents’ Options [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	113,500
Number of options exercisable	113,500
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6.6
Expiry date	28-Sep-25
Remaining contractual life (years)	3 years 3 months
Agents’ Options [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	266,000
Number of options exercisable	266,000
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 6.85
Expiry date	28-Sep-25
Remaining contractual life (years)	3 years 3 months
Agents’ Options [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	64,724
Number of options exercisable	64,724
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Expiry date	30-Jun-24
Remaining contractual life (years)	2 years
Agents’ Options [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of options outstanding	434,783
Number of options exercisable	0
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.53
Expiry date	11-Jan-27
Remaining contractual life (years)	4 years 6 months 14 days
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Number of Warrants outstanding and exercisable	15,121,327
Exercise Price (in Dollars per share) | $ / shares	$ 3.9
Share Purchase Warrants [Member] | 28-Jul-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Expiry date	28-Jul-22
Number of Warrants outstanding and exercisable	74,138
Exercise Price (in Dollars per share) | $ / shares	$ 20.49
Share Purchase Warrants [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Expiry date	28-Sep-25
Number of Warrants outstanding and exercisable	1,805,585
Exercise Price (in Dollars per share) | $ / shares	$ 6.85
Share Purchase Warrants [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Expiry date	30-Jun-24
Number of Warrants outstanding and exercisable	1,294,500
Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Share Purchase Warrants [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Expiry date	11-Jan-27
Number of Warrants outstanding and exercisable	9,999,999
Exercise Price (in Dollars per share) | $ / shares	$ 2.3
Share Purchase Warrants [Member] | 23-Dec-19 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Expiry date	23-Dec-22
Number of Warrants outstanding and exercisable	54,248
Exercise Price (in Dollars per share) | $ / shares	$ 51.22
Share Purchase Warrants [Member] | 3-Nov-21 [Member]
Share Capital (Details) - Schedule stock options outstanding [Line Items]
Expiry date	3-Nov-26
Number of Warrants outstanding and exercisable	1,892,857
Exercise Price (in Dollars per share) | $ / shares	$ 2.3